Term debt (Details) - USD ($)		3 Months Ended
	Apr. 13, 2020	Mar. 31, 2021
Debt Disclosure [Abstract]
Principal amount		$ 506,500
Term of note	2 years	2 years
Interest rate per annum	1.00%	1.00%